Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials and supplies	$ 691	$ 607
Work-in-process and finished goods	902	839
Less inventory reserves	(67)	(33)
Inventories, net	$ 1,526	$ 1,413